UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-207677-05

Central Index Key Number of the issuing entity:     0001704459

GS Mortgage Securities Trust 2017-GS6
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:     333-207677

Central Index Key Number of the depositor:     0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Goldman Sachs Mortgage Company
(Central Index Key Number 0001541502)
(Exact name of sponsor as specified in its charter)

Peter Morreale, (917) 343-6108
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SEC 2910 (11-14)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 15, 2017

GS MORTGAGE SECURITIES CORPORATION II
(Depositor)
By:	/s/ Leah Nivison
Name: Leah Nivison
Title: Chief Executive Officer

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File.	(E)
103	Asset Related Document.	(E)

SEC 2910 (11-14)